PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Change in Projected Benefit Obligations, Plan Assets and Funded Status of All Significant Plans) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	$ (372)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	27
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning Balance	19,914	15,573
Service cost	309	270	264
Interest cost	1,098	1,081	961
Plan participants' contributions	22	27
Amendments	2	2
Actuarial changes in assumptions and experience	1,133	1,718
Acquisition/divestiture/other activity	(53)	2,175
Benefits paid	(1,148)	(1,239)
Currency impact	(86)	307
Termination benefits/curtailment cost	(33)	0
Benefit Obligation, Ending Balance	21,158	19,914	15,573
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	14,589	11,573
Actual return on plan assets	1,724	2,155
Currency impact	(28)	279
Employer contributions	708	355
Plan participants' contributions	22	27
Acquisition/divestiture/other activity	(16)	1,439
Benefits paid	(1,148)	(1,239)
Fair value of plan assets, ending balance	15,851	14,589	11,573
Funded status at end of year	(5,307)	(5,325)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	235	110
Current liabilities	(58)	(54)
Noncurrent liabilities	(5,484)	(5,381)
Net amounts recognized in the consolidated balance sheets	(5,307)	(5,325)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss (gain)	6,696	6,376
Prior service cost (credit)	182	216
Pretax balance in AOCI at end of year	6,878	6,592
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	(2)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(2)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit Obligation, Beginning Balance	2,079	1,821
Service cost	15	16	18
Interest cost	111	138	117
Plan participants' contributions	0	0
Amendments	0	0
Actuarial changes in assumptions and experience	68	(75)
Acquisition/divestiture/other activity	(1)	336
Benefits paid	(180)	(171)
Currency impact	3	14
Termination benefits/curtailment cost	0	0
Benefit Obligation, Ending Balance	2,095	2,079	1,821
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets, beginning balance	367	368
Actual return on plan assets	17	56
Currency impact	0	0
Employer contributions	(60)	0
Plan participants' contributions	0	0
Acquisition/divestiture/other activity	0	18
Benefits paid	(86)	(75)
Fair value of plan assets, ending balance	238	367	368
Funded status at end of year	(1,857)	(1,712)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Noncurrent assets	0	0
Current liabilities	(88)	(89)
Noncurrent liabilities	(1,769)	(1,623)
Net amounts recognized in the consolidated balance sheets	(1,857)	(1,712)
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax [Abstract]
Net loss (gain)	(26)	(86)
Prior service cost (credit)	(16)	(13)
Pretax balance in AOCI at end of year	$ (42)	$ (99)